Income Tax (Provision) Benefit (Schedule of Principal Items of the U.S. and Foreign Net Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Employee benefit plans	$ 44	$ 44
Net operating loss carry forwards	(828)	(2,386)
Federal and state tax credit carry forwards	55	43
Accrued and prepaid expenses	124	127
Operating lease liabilities	390	410
Total deferred tax assets	1,441	3,010
Less: valuation allowance	(651)	(396)
Total net deferred tax assets	790	2,614
Deferred tax liabilities:
Depreciation on tangible assets	(380)	(2,518)
Intangible assets	(723)	(738)
Operating lease right-of-use assets	(406)	(422)
Total deferred tax liabilities	(1,509)	(3,678)
Net deferred tax liability	(719)	(1,064)
The Hertz Corporation
Deferred tax assets:
Net operating loss carry forwards	(5)	(3)
Deferred tax liabilities:
Net deferred tax liability	(724)	$ (1,067)
State and Local Jurisdiction
Deferred tax assets:
Net operating loss carry forwards	(244)
Less: valuation allowance	$ (236)